Consolidated Balance Sheets Quarterly (Unaudited) - USD ($)	May 31, 2022	Aug. 31, 2021
Current Assets
Cash and cash equivalents	$ 371,762	$ 132,253
Accounts receivable	8,120
Prepaid expenses	2,333	13,566
Related party receivable		1,439
Subscription receivable		87,239
Other receivable		644,785
Total Current Assets	382,215	879,282
Fixed assets and leasehold improvement, net	13,803	53,705
Right of use operating lease assets, net	1,069,557	47,827
Intangible assets, net	3,513,272	3,998,805
Long-term prepayment	1,796,265	761,600
Other assets	45,241	16,508
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	6,820,353	5,757,727
Current Liabilities
Accounts payable and accrued liabilities	333,905	118,283
Related party payable	1,049,341	933,434
Current portion of obligations under operating leases	229,014	48,226
Due to stockholders	25,088	2,347
Other payable	3,827	3,827
Dividend payable	5,119	1,834
Total Current Liabilities	1,646,294	1,107,951
Obligations under operating leases, non-current	920,900
Total Liabilities	2,567,194	1,107,951
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;
Common stock, $0.001 par value, 1,000,000,000 shares authorized; 327,841,919 and 226,589,735 shares issued and outstanding, as of May 31, 2022 and August 31, 2021, respectively	327,842	226,590
Additional paid-in capital	12,595,751	11,009,517
Accumulated deficit	(8,366,088)	(6,578,978)
Unearned compensation	(304,750)	(7,473)
Total Stockholders’ Equity	4,253,159	4,649,776
Preferred Class A [Member]
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;	100	100
Preferred Class B [Member]
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;	20	20
Preferred Class C [Member]
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;	284
Preferred Class D [Member]
Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;